Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade Receivables
Schedule of trade receivable

As at December 31:	2019	2018
Trade receivables, gross amount	$4,204	$5,654
Less: Allowance for expected credit losses	(46)	(311)
Trade receivables, net amount	$4,158	$5,343

Schedule of movement in the loss allowance

The movement in the loss allowance during the year ended December 31, 2019 and 2018 was as follows:

	Equal to lifetime expected credit losses
	Financial assets that
	are credit-impaired	Other trade
	at year-end	Receivables	Total
Loss allowance: as at January 1, 2018	$—	$—	$—
Reclassification from IAS 39 upon initial adoption of IFRS 9	8,948	—	8,948
Additions for the year	21,817	87	21,904
Written off	(30,935)	—	(30,935)
Exchange effect	184	10	194
Other	—	200	200
Loss allowance: as at December 31, 2018	14	297	311
Additions for the year	443	—	443
Reversal	—	(83)	(83)
Written off	(409)	(199)	(608)
Exchange effect	(2)	(15)	(17)
Loss allowance: as at December 31, 2019	$46	$—	$46